TAXATION - Reconciliation of tax rate and effective tax rate (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates (as a percent)	(9.00%)	(9.00%)	(23.00%)	6.00%
Non-deductible expenses and non-taxable income incurred (as a percent)	1.00%	1.00%	37.00%	3.00%
Change in valuation allowance (as a percent)	2.00%	2.00%	2.00%	2.00%
Effective CIT rate (as a percent)	19.00%	19.00%	41.00%	36.00%
Share-based compensation	$ 247	¥ 1,714	¥ 1,707	¥ 1,834
Non-deductible losses from the equity securities investments measured at fair value			¥ 3,100
Non-deductible expenses effect on effective tax rate	5.00%	5.00%	41.00%	13.00%
Non taxable income gain from the equity securities investments measured at fair value		¥ 2,300
Effective Income Tax Rate Reconciliation Non Taxable Income	5.00%	5.00%